Taxes on Earnings Schedule of Activity Related to Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits	$ 71	$ 61	$ 48
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	9	0	28
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	(1)	(7)
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	5	11	9
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	(27)	0	(15)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	0	0	(2)
Unrecognized Tax Benefits	$ 58	$ 71	$ 61